S000001571 [Member] Investment Objectives and Goals - Tax-Managed U.S. Mid & Small Cap Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Tax-Managed U.S. Mid & Small Cap Fund
Objective [Heading]	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	The Fund seeks to provide long term capital growth on an after-tax basis.